Long-Term Investments (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 03, 2019 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Sep. 16, 2021 USD ($)	Sep. 16, 2021 HKD ($)	Jun. 30, 2021 USD ($)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 CNY (¥)	Apr. 03, 2019 CNY (¥)
Debt Disclosure [Abstract]
Fair value of investment		$ 401,457	¥ 2,690			$ 806,317
Equity interest percentage	30.00%			35.02%	35.02%		35.00%	35.00%	30.00%
Consideration investment amount	$ 445,454.14								¥ 3,000
Consideration investment term	20 years
Capital contribution		$ 143,299
Cash consideration				$ 157,464	$ 1.2		$ 83,228	¥ 540
Equity method investments, description		The Company recorded a loss of $50,297, a loss of $44,121 and an income of $207,363 from equity investments accounted for using equity method for the years ended June 30, 2022, 2021 and 2020, respectively. The company recognized an impairment loss of $102,155 of EMIT for the years ended June 30, 2022.
Equity method investments		$ 208,929				$ 208,467